Related Party and Party-In-Interest Transactions (Details) - The Magna Group of Companies Retirement Savings Plans - Employer's securities - Employer - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party and Party-In-Interest Transactions
Dividend income	$ 10,380	$ 10,946
Purchases	25,776	34,708
Sales	$ 41,206	$ 52,154